SHARE-BASED COMPENSATION	12 Months Ended
Dec. 31, 2014
EMPLOYEE BENEFIT PLAN [Abstract]
SHARE-BASED COMPENSATION
14	SHARE-BASED COMPENSATION

Share-based Compensation Plan A - for options granted from 2007 up to March 2013

In May 2007, the Board of Directors approved a share incentive plan, in which the Group may grant either restricted stock units (“RSU”) or options to purchase the Company's ordinary shares. A maximum of 8,000,000 stock options or RSU were authorized to be granted to the directors of the Company and senior officers of the Group to subscribe 48,000,000 shares of the Company. The share based awards granted under this plan have a requisite service period of four years. The Board of Directors also has the right to terminate any unvested share based awards.

The share based awards vest over four years and expire six years from grant date. For some of the employees, twenty-five percent of the share based awards vest on each of the four years following the grant date.  For the other employees, fifteen, twenty, thirty and thirty five percent, respectively, will vest on each of the four years following the grant date.

The Group reviewed the actual employee terminations in the past and changed the estimated employee forfeiture rate to reflect the current competitive environment of talent recruiting and sustaining in China. The Group estimated forfeitures at the time of grant based on historical experiences and record share-based compensation expenses only for those awards that are expected to vest. Changes in estimated forfeitures will be recognized through a cumulative catch-up adjustment in the period of change and will also impact the amount of share-based compensation expenses to be recognized in future periods.

Share-based Compensation Plan B – for options granted since April 2013

On April 1, 2013, the Board of Directors approved another share incentive plan, which the Group may grant either RSU or options to purchase the Company's ordinary shares. A maximum of 2,000,000 stocks options or RSU were authorized to grant to the directors of the Company and senior officers of the Group to subscribe to 12,000,000 shares of the Company. The share based awards granted under this plan, were under performance condition for vesting. Under this incentive plan, the Board of Directors granted 280,000 stock options to subscribe 1,680,000 shares of the Company and 1,217,600 RSU to subscribe 7,305,600 shares (collectively referred as “Shares”). The option exercise price was $2.58. The employee's ability to earn the award was conditioned on the Group's ability in attaining specified performance targets. Details of the performance conditions were noted below:

1)	When the 4-quarter gross profit reaches or exceeds $31.5 million ("Milestone One") for the first time, then 20% of the Shares subject to the share incentive plan shall be vested and 20% of the Shares subject to the share incentive plan shall vest 1 year after.

2)	After meeting Milestone One, when the 4-quarter gross profit reaches or exceeds $44.5 million ("Milestone Two") for the first time, then an additional 15% of the Shares subject to the share incentive plan shall be vested and an additional fifteen percent 15% of the Shares subject to the share incentive plan shall vest 1 year after.

3)	After meeting Milestone One and Milestone Two, when the 4-quarter gross profit reaches or exceeds $55.5 million ("Milestone Three") for the first time, then an additional 15% of the Shares subject to the share incentive plan shall be vested and an additional 15% of the Shares subject to the share incentive plan shall vest 1 year after.

No share-based compensation was accrued as the probability that these performance conditions will be achieved was remote as at December 31, 2014.

The fair value of each share-based award is estimated at grant date for the years ended 2012, 2013 and 2014 using the Black-Scholes option-pricing model based on the following assumptions:

Year ended December 31	2012	2013	2014

Risk-free interest rate (1)	0.11% - 2.66%	0.11% - 2.66%	0.11% - 2.66%
Expected life (2)	2-5 years	2-5 years	2-5 years
Expected volatility (3)	39.97% - 42.04%	39.17%-42.04%	38.15-%42.04%
Dividend yield (4)	Nil	Nil	Nil

(1)	Risk-free interest rate Risk-free interest rate adopted the yield to maturity of United States government bonds with the same maturity as the respective expected term of the options.

(2)	Expected life The expected life was estimated as the average between the vesting term of the options and the original contractual term.

(3)
Expected volatility

The expected volatility of the underlying ADS during the life of the options was calculated based on the Company's historical stock price volatility over the period from initial public offering through to the grant date.

(4)	Dividend yield The dividend yield was expected to be nil based on the Company's historical dividend distribution record and its policy.

(5)	Share price The fair value of the ordinary shares on the grant date was the closing price of the Company's stock at each grant date.

Stock options

A summary of stock option activity is as follows:

		Weighted	Weighted
		average	average
	Number	exercise price	fair value
	of options	per option	at grant date

Outstanding at December 31, 2011	7,356,249	$1.40	$1.01
Exercised	(1,635,252)	$1.40	$1.01
Forfeited	(751,425)	$1.40	$1.01
Expired	(91,475)	$1.40	$1.01
Outstanding at December 31, 2012	4,878,097	$1.40	$1.01
Granted on April 1, 2013	280,000	$2.58	$0.05
Exercised	(2,172,103)	$1.40	$1.21
Forfeited	(68,005)	$1.40	$1.12
Expired	(21,650)	$1.40	$1.27
Outstanding at December 31, 2013	2,896,339	$1.51	$0.77
Exercised	(1,815,259)	$1.40	$1.20
Forfeited	(10,000)	$1.40	$1.28
Expired	(96,796)	$1.40	$1.09
Outstanding at December 31, 2014	974,284	$1.73	$0.86

The following table summarizes information with respect to stock options outstanding at December 31, 2013 and 2014:

Options exercisable
	Options outstanding as of December 31, 2013				as of December 31, 2013
			Weighted			Weighted
		Weighted	average			average
		average	exercise	Aggregate	Number	exercise	Aggregate
	Number	contractual	price	intrinsic	of	price	intrinsic
	of option	period	per option	value	options	per option	value

Ordinary shares	2,896,339	5 years	$1.51	$22,301	2,677,154	$1.40	$2,154

Options exercisable
	Options outstanding as of December 31, 2014				as of December 31, 2014
			Weighted			Weighted
		Weighted	average			average
		average	exercise	Aggregate	Number	exercise	Aggregate
	Number	contractual	price	intrinsic	of	price	intrinsic
	of option	period	per option	value	options	per option	value

Ordinary shares	974,284	5 years	$1.73	$8,117	694,284	$1.40	$648

As at December 31, 2014, there was nil (2013: $2) of unrecognized compensation expense related to non-vested stock options.

RSU

The fair value of each RSU is estimated based on the market price at granted date. RSU were first grant to the directors of the Company and senior management of the Group since May 2011. A summary of RSU activity is as follows:

Number
of RSU
Outstanding at December 31, 2011	234,000
Granted on January 17, 2012	100,000
Granted on May 8, 2012	313,250
Exercised	(31,500)
Forfeited	(34,100)
Outstanding at December 31, 2012	581,650
Granted on April 1, 2013	1,217,600
Exercised	(173,350)
Forfeited	(51,900)
Outstanding at December 31, 2013	1,574,000
Granted on November 4, 2014	20,000
Exercised	(237,400)
Expired	(26,500)
Forfeited	(227,900)
Outstanding at December 31, 2014	1,102,200

As at December 31, 2014, there was $22 (2013: 19) of unrecognized compensation expenses related to non-vested RSU that are expected to be recognized over a weighted-average period of 2 years (2013: 1 years) on a straight-line basis.

The total share-based compensation expense in relation to options and RSU recognized in the consolidated statements of operations for the years ended December 31, 2012, 2013 and 2014 were $1,465, $492 and $45, respectively.

As at December 31, 2014, 9,323,516 (2013: 6,929,661) options to purchase ordinary shares or RSU were available for future grant.